Filed pursuant to Rule 497(e)

File Nos. 33-36528 and 811-6161

ALLIANZ FUNDS

Supplement Dated July 8, 2009

to the Prospectus for Class A, B and C Shares of Allianz Domestic Stock Funds

Dated November 1, 2008 (as revised January 1, 2009)

Disclosure Related to the Allianz NFJ Small-Cap Value Fund

Restrictions on New Purchases and Exchanges for Shares of the Fund

Allianz Global Investors Distributors LLC (the “Distributor”) has determined to modify existing restrictions on purchases of and exchanges for shares of the Allianz NFJ Small-Cap Value Fund (the “NFJ Small-Cap Value Fund” or “Fund”) as described below.

Through the close of business on August 31, 2009, the restrictions described in the Supplement to this Prospectus dated February 25, 2009 relating to the Fund will continue to apply.

Effective as of the close of business on August 31, 2009 (the “Date of the Modified Closing”), Class A shares, Class B shares and Class C shares of the NFJ Small-Cap Value Fund will not be available for purchase by any investor, including new investors and investors who already own shares of the Fund, or for exchanges by shareholders of other series of Allianz Funds and series of Allianz Multi-Strategy Funds and PIMCO Funds, except that participants in a Specified Benefit Plan that offers the Fund as an investment option as of the Date of the Modified Closing may still purchase or exchange for shares of the Fund thereafter so long as the Plan continues to so offer the Fund. Specified Benefit Plans, for these purposes, include 401(k) plans, 457 plans, employer sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans, non-qualified deferred compensation plans and healthcare benefit funding plans. In addition, college savings plans established under Section 529 of the Internal Revenue Code for which the Distributor and its affiliates provide management services, and target date and target risk funds-of-funds that are advised or sub-advised by Allianz Global Investors Solutions, may invest in the Fund notwithstanding these restrictions. These restrictions shall not apply to the reinvestment of distributions in shares of the Fund by existing shareholders of the Fund.

The Trust and the Distributor each reserves the right at any time to modify or eliminate these restrictions, including on a case-by-case basis.

Please call the Distributor at 1-800-426-0107, or your broker or other financial advisor, if you have any questions regarding the restrictions described above.

Filed pursuant to Rule 497(e)

File Nos. 33-36528 and 811-6161

ALLIANZ FUNDS

Supplement Dated July 8, 2009

to the Prospectus for Class D Shares of Allianz Domestic Stock Funds

Dated November 1, 2008 (as revised January 1, 2009)

Disclosure Related to the Allianz NFJ Small-Cap Value Fund

Restrictions on New Purchases and Exchanges for Shares of the Fund

Allianz Global Investors Distributors LLC (the “Distributor”) has determined to modify existing restrictions on purchases of and exchanges for shares of the Allianz NFJ Small-Cap Value Fund (the “NFJ Small-Cap Value Fund” or “Fund”) as described below.

Through the close of business on August 31, 2009, the restrictions described in the Supplement to this Prospectus dated February 25, 2009 relating to the Fund will continue to apply.

Effective as of the close of business on August 31, 2009 (the “Date of the Modified Closing”), Class D shares of the NFJ Small-Cap Value Fund will not be available for purchase by any investor, including new investors and investors who already own shares of the Fund, or for exchanges by shareholders of other series of Allianz Funds and series of Allianz Multi-Strategy Funds and PIMCO Funds, except that participants in a Specified Benefit Plan that offers the Fund as an investment option as of the Date of the Modified Closing may still purchase or exchange for shares of the Fund thereafter so long as the Plan continues to so offer the Fund. Specified Benefit Plans, for these purposes, include 401(k) plans, 457 plans, employer sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans, non-qualified deferred compensation plans and healthcare benefit funding plans. In addition, college savings plans established under Section 529 of the Internal Revenue Code for which the Distributor and its affiliates provide management services, and target date and target risk funds-of-funds that are advised or sub-advised by Allianz Global Investors Solutions, may invest in the Fund notwithstanding these restrictions. These restrictions shall not apply to the reinvestment of distributions in shares of the Fund by existing shareholders of the Fund.

The Trust and the Distributor each reserves the right at any time to modify or eliminate these restrictions, including on a case-by-case basis.

Please call the Distributor at 1-800-426-0107, or your broker or other financial advisor, if you have any questions regarding the restrictions described above.

Filed pursuant to Rule 497(e)

File Nos. 33-36528 and 811-6161

ALLIANZ FUNDS

Supplement Dated July 8, 2009

to the Prospectus for Class R Shares of Allianz Stock Funds

Dated November 1, 2008 (as revised January 1, 2009)

Disclosure Related to the Allianz NFJ Small-Cap Value Fund

Restrictions on New Purchases and Exchanges for Shares of the Fund

Allianz Global Investors Distributors LLC (the “Distributor”) has determined to modify existing restrictions on purchases of and exchanges for shares of the Allianz NFJ Small-Cap Value Fund (the “NFJ Small-Cap Value Fund” or “Fund”) as described below.

Through the close of business on August 31, 2009, the restrictions described in the Supplement to this Prospectus dated February 25, 2009 relating to the Fund will continue to apply.

Effective as of the close of business on August 31, 2009 (the “Date of the Modified Closing”), Class R shares of the NFJ Small-Cap Value Fund will not be available for purchase by any investor, including new investors and investors who already own shares of the Fund, or for exchanges by shareholders of other series of Allianz Funds and series of Allianz Multi-Strategy Funds and PIMCO Funds, except that participants in a Specified Benefit Plan that offers the Fund as an investment option as of the Date of the Modified Closing may still purchase or exchange for shares of the Fund thereafter so long as the Plan continues to so offer the Fund. Specified Benefit Plans, for these purposes, include 401(k) plans, 457 plans, employer sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans, non-qualified deferred compensation plans and healthcare benefit funding plans. In addition, college savings plans established under Section 529 of the Internal Revenue Code for which the Distributor and its affiliates provide management services, and target date and target risk funds-of-funds that are advised or sub-advised by Allianz Global Investors Solutions, may invest in the Fund notwithstanding these restrictions. These restrictions shall not apply to the reinvestment of distributions in shares of the Fund by existing shareholders of the Fund.

The Trust and the Distributor each reserves the right at any time to modify or eliminate these restrictions, including on a case-by-case basis.

Please call the Distributor at 1-800-426-0107, or your broker or other financial advisor, if you have any questions regarding the restrictions described above.

Filed pursuant to Rule 497(e)

File Nos. 33-36528 and 811-6161

ALLIANZ FUNDS

Supplement Dated July 8, 2009

to the Prospectus for Class P Shares of Allianz Domestic Stock Funds

Dated November 1, 2008 (as revised January 1, 2009)

Disclosure Related to the Allianz NFJ Small-Cap Value Fund

Restrictions on New Purchases and Exchanges for Shares of the Fund

Allianz Global Investors Distributors LLC (the “Distributor”) has determined to modify existing restrictions on purchases of and exchanges for shares of the Allianz NFJ Small-Cap Value Fund (the “NFJ Small-Cap Value Fund” or the “Fund”) as described below.

Through the close of business on August 31, 2009, the restrictions described in the Supplement to this Prospectus dated February 25, 2009 relating to the Fund will continue to apply.

Effective as of the close of business on August 31, 2009 (the “Date of the Modified Closing”), Class P shares of the NFJ Small-Cap Value Fund will not be available for purchase by any investor, including new investors and investors who already own shares of the Fund, or for exchanges by shareholders of other series of Allianz Funds and series of Allianz Multi-Strategy Funds and PIMCO Funds, except that participants in a Specified Benefit Plan that offers the Fund as an investment option as of the Date of the Modified Closing may still purchase or exchange for shares of the Fund thereafter so long as the Plan continues to so offer the Fund. Specified Benefit Plans, for these purposes, include 401(k) plans, 457 plans, employer sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans, non-qualified deferred compensation plans and healthcare benefit funding plans. In addition, college savings plans established under Section 529 of the Internal Revenue Code for which the Distributor and its affiliates provide management services, and target date and target risk funds-of-funds that are advised or sub-advised by Allianz Global Investors Solutions, may invest in the Fund notwithstanding these restrictions. These restrictions shall not apply to the reinvestment of distributions in shares of the Fund by existing shareholders of the Fund.

The Trust and the Distributor each reserves the right at any time to modify or eliminate these restrictions, including on a case-by-case basis.

Please call the Distributor at 1-800-426-0107, or your broker or other financial advisor, if you have any questions regarding the restrictions described above.

Filed pursuant to Rule 497(e)

File Nos. 33-36528 and 811-6161

ALLIANZ FUNDS

Supplement Dated July 8, 2009

to the Prospectus for Institutional and Administrative Class Shares of Allianz Stock Funds

Dated November 1, 2008 (as revised January 1, 2009)

Disclosure Related to the Allianz NFJ Small-Cap Value Fund

Restrictions on New Purchases and Exchanges for Shares of the Fund

Allianz Global Investors Distributors LLC (the “Distributor”) has determined to modify existing restrictions on purchases of and exchanges for shares of the Allianz NFJ Small-Cap Value Fund (the “NFJ Small-Cap Value Fund” or “Fund”) as described below.

Through the close of business on August 31, 2009, the restrictions described in the Supplement to this Prospectus dated February 25, 2009 relating to the Fund will continue to apply.

Effective as of the close of business on August 31, 2009 (the “Date of the Modified Closing”), Institutional Class and Administrative Class shares of the NFJ Small-Cap Value Fund will not be available for purchase by any investor, including new investors and investors who already own shares of the Fund, or for exchanges by shareholders of other series of Allianz Funds and series of Allianz Multi-Strategy Funds and PIMCO Funds, except that participants in a Specified Benefit Plan that offers the Fund as an investment option as of the Date of the Modified Closing may still purchase or exchange for shares of the Fund thereafter so long as the Plan continues to so offer the Fund. Specified Benefit Plans, for these purposes, include 401(k) plans, 457 plans, employer sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans, non-qualified deferred compensation plans and healthcare benefit funding plans. In addition, college savings plans established under Section 529 of the Internal Revenue Code for which the Distributor and its affiliates provide management services, and target date and target risk funds-of-funds that are advised or sub-advised by Allianz Global Investors Solutions, may invest in the Fund notwithstanding these restrictions. These restrictions shall not apply to the reinvestment of distributions in shares of the Fund by existing shareholders of the Fund.

The Trust and the Distributor each reserves the right at any time to modify or eliminate these restrictions, including on a case-by-case basis.

Please call the Distributor at 1-800-426-0107, or your broker or other financial advisor, if you have any questions regarding the restrictions described above.